Income taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Total loss before income taxes	¥ 2,647	$ 379	¥ (6,659)	¥ (64,554)
Cayman Islands
Income taxes
Total loss before income taxes	(5,956)	(852)	(7,466)	(16,192)
British Virgin Islands
Income taxes
Total loss before income taxes	(83)	(12)	(37)
Hong Kong
Income taxes
Total loss before income taxes	(1,355)	(194)	(2,699)	(1,982)
Singapore
Income taxes
Total loss before income taxes	3,967	567	341	96
Malaysia
Income taxes
Total loss before income taxes	(1,905)	(272)	(253)
Indonesia
Income taxes
Total loss before income taxes	(43)	(6)
China
Income taxes
Total loss before income taxes	¥ 8,022	$ 1,148	¥ 3,455	¥ (46,476)